GAIN ON INSURANCE CLAIM	12 Months Ended
Dec. 31, 2012
GAINS ON INSURANCE CLAIMS [Abstract]
GAIN ON INSURANCE CLAIM
GAIN ON INSURANCE CLAIM
On January 3, 2012, a fire damaged five units at the Town Park Apartments.  The Company was insured for both the property damage and the loss of rental income.  The Company reduced the net carrying value of the building and improvements by $98,000 and established a receivable for the expected insurance proceeds of $275,000, net of the $25,000 deductible.  During the year ended December 31, 2012, the Company received insurance proceeds of $275,000.  Additional non-capitalizable expenses incurred in conjunction with the claim totaled $1,000.  Accordingly, these expenses and the excess of proceeds were recorded as insurance proceeds in excess of cost basis.  An additional receivable of $13,000 for the loss of rental income was recorded to rental income, which was received in 2012. The results of operations of Town Park are included in discontinued operations for the years ended December 31, 2012 and 2011.